Business Acquisition - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 08, 2023	Dec. 13, 2021	Oct. 18, 2021	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Cash Earnouts						$ 1,100
Future milestone payments						5,900
Goodwill				$ 759,971	$ 759,971	715,258	$ 718,204	$ 377,100
Purchase Price of Acquisition	$ 10,946,100
Acquisition Costs				1,900	2,700
Class A Common Stock
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			29,431,260
Future milestone payments						$ 1,100
Future Milestone Payments, Shares						300,000
Betcha
Business Acquisition [Line Items]
Acquisition Date		Dec. 13, 2021
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Cash consideration		$ 759
Cash Earnouts		3,400				$ 2,100
Future milestone payments		9,500				2,500
Definite-lived intangible assets						900
Goodwill		31,931		$ 45,351	$ 45,351	2,900
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		21,306				$ 2,600
Betcha | Class A Common Stock
Business Acquisition [Line Items]
Cash consideration		$ 800
Stock Issued During Period, Shares, Acquisitions		2,100,000
WD Holdings Co. Ltd.
Business Acquisition [Line Items]
Acquisition Date	Sep. 08, 2023
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Purchase Price of Acquisition	$ 74,300